UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10-D

ASSET BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from:   May 17, 2025 to June 17, 2025

Commission File Number of issuing entity:  333-206582-13

Central Index Key Number of issuing entity:  0001723306

Morgan Stanley Capital I Trust 2017-HR2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:  333-206582

Central Index Key Number of depositor:  0001547361

Morgan Stanley Capital I Inc.
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001541557

Morgan Stanley Mortgage Capital Holdings LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001701238

Citi Real Estate Funding Inc.
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001682532

Starwood Mortgage Funding III LLC
(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable):  0001624053

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC)
(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-4052554
38-4052555
38-7196207
(I.R.S. Employer Identification No.)

c/o Computershare Trust Company, N.A., as agent for
Wells Fargo Bank, National Association
9062 Old Annapolis Road
Columbia, MD 21045
(Address of principal executive offices of the issuing entity) (Zip Code)

(667) 786-1992
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
A-1			X
A-2			X
A-SB			X
A-3			X
A-4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On June 17, 2025 a distribution was made to holders of the certificates issued by Morgan Stanley Capital I Trust 2017-HR2.

The distribution report is attached as an Exhibit to this Form 10-D, please see Item 10(b), Exhibit 99.1 for the related information.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Citi Real Estate Funding Inc., Starwood Mortgage Funding III LLC, and Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC each a "Securitizer") and held by Morgan Stanley Capital I Trust 2017-HR2 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from May 17, 2025 to June 17, 2025.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G on May 13, 2025. The CIK number for Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Citi Real Estate Funding Inc. filed its most recent Form ABS-15G on February 13, 2025. The CIK number for Citi Real Estate Funding Inc. is 0001701238.

Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC filed its most recent Form ABS-15G on January 23, 2025. The CIK number for Starwood Mortgage Capital LLC, the direct parent of Starwood Mortgage Funding III LLC is 0001682532.

Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC) filed its most recent Form ABS-15G on April 30, 2025. The CIK number for Argentic Real Estate Finance LLC (formerly known as Silverpeak Real Estate Finance LLC) is 0001624053.

Item 1A. Asset-Level Information.

ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 1, 2025 under Commission File No. 333-206582-13 and incorporated by reference herein).

ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 1, 2025 under Commission File No. 333-206582-13 and incorporated by reference herein).

Part II - OTHER INFORMATION

Item 9. Other Information.

Trimont LLC, in its capacity as Master Servicer for Morgan Stanley Capital I Trust 2017-HR2, affirms the following amounts in the respective accounts:

Collection Account
Prior Distribution Date	05/16/2025	$0.00
Current Distribution Date	06/17/2025	$0.00

*REO Account
Prior Distribution Date	05/16/2025	$0.00
Current Distribution Date	06/17/2025	$0.00
*As provided by Special Servicer

Computershare Trust Company, N.A., as agent for Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Capital I Trust 2017-HR2, affirms the following amounts in the respective accounts:

Distribution Account
Prior Distribution Date	05/16/2025	$4,475.99
Current Distribution Date	06/17/2025	$4,631.84

Interest Reserve Account
Prior Distribution Date	05/16/2025	$0.00
Current Distribution Date	06/17/2025	$0.00

Gain-on-Sale Reserve Account
Prior Distribution Date	05/16/2025	$0.00
Current Distribution Date	06/17/2025	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1) Monthly report distributed to holders of the certificates issued by Morgan Stanley Capital I Trust 2017-HR2, relating to the June 17, 2025 distribution.

(102) ABS Asset Data File (filed as Exhibit 102 to the registrant's Form ABS-EE filed on July 1, 2025 under Commission File No. 333-206582-13 and incorporated by reference herein).

(103) ABS Asset Related Document (filed as Exhibit 103 to the registrant's Form ABS-EE filed on July 1, 2025 under Commission File No. 333-206582-13 and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ Jane Lam
Jane Lam, President

Date: June 30, 2025